Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

CONGRESS MID CAP GROWTH FUND
Retail Class – Ticker: CMIDX
Institutional Class – Ticker: IMIDX
CONGRESS LARGE CAP GROWTH FUND
Retail Class – Ticker: CAMLX
Institutional Class – Ticker: CMLIX
CONGRESS SMALL CAP GROWTH FUND
Retail Class – Ticker: CSMVX
Institutional Class – Ticker: CSMCX

(each a “Fund” and collectively, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated May 1, 2025 to
the Statutory Prospectus dated February 28, 2025

Effective May 1, 2025, the Funds’ website has been updated to https://congress-mutual-funds.web.app and the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Congress Funds
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Congress Funds
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

* * * * *

Please retain this supplement with your Statutory Prospectus

Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

CONGRESS MID CAP GROWTH FUND
Retail Class – Ticker: CMIDX
Institutional Class – Ticker: IMIDX
CONGRESS LARGE CAP GROWTH FUND
Retail Class – Ticker: CAMLX
Institutional Class – Ticker: CMLIX
CONGRESS SMALL CAP GROWTH FUND
Retail Class – Ticker: CSMVX
Institutional Class – Ticker: CSMCX

(each a “Fund” and collectively, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated May 1, 2025 to
the Statement of Additional Information dated February 28, 2025

Effective May 1, 2025, the Funds’ website has been updated to https://congress-mutual-funds.web.app.

* * * * *

Please retain this supplement with your Statement of Additional Information